Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Sales and other operating revenues		$ 298,756	$ 240,208	$ 183,008
Earnings from joint ventures – after interest and tax		897	1,177	966
Earnings from associates – after interest and tax		2,856	1,330	994
Interest and other income		773	657	506
Gains on sale of businesses and fixed assets		456	1,210	1,132
Total revenues and other income		303,738	244,582	186,606
Purchases		229,878	179,716	132,219
Production and manufacturing expenses	[1]	23,005	24,229	29,077
Production and similar taxes		1,536	1,775	683
Depreciation, depletion and amortization		15,457	15,584	14,505
Impairment and losses on sale of businesses and fixed assets		860	1,216	(1,664)
Exploration expense		1,445	2,080	1,721
Distribution and administration expenses		12,179	10,508	10,495
Profit (loss) before interest and taxation		19,378	9,474	(430)
Finance costs	[1]	2,528	2,074	1,675
Net finance expense relating to pensions and other post-retirement benefits		127	220	190
Profit (loss) before taxation		16,723	7,180	(2,295)
Taxation	[1]	7,145	3,712	(2,467)
Profit (loss) for the year	[2],[3]	9,578	3,468	172
Attributable to
BP shareholders		9,383	3,389	115
Non-controlling interests		$ 195	$ 79	$ 57
Ordinary Shares
Profit (loss) for the year attributable to BP shareholders
Basic earnings (loss) per share (USD per share)		$ 0.4698	$ 0.1720	$ 0.0061
Diluted earnings (loss) per share (USD per share)		0.4667	0.1710	0.0060
American Depositary Share
Profit (loss) for the year attributable to BP shareholders
Basic earnings (loss) per share (USD per share)		2.82	1.03	0.04
Diluted earnings (loss) per share (USD per share)		$ 2.80	$ 1.03	$ 0.04

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 32 for further information.
[3]	See Note 32 for further information.